Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents
23	Cash and cash equivalents

(a)	Cash and cash equivalents comprise:

	As at 31 December 2020	As at 31 December 2021
	RMB’000	RMB’000
Cash deposits with a related party (note i)	5,667	3,243
Cash at bank and on hand	6,910,741	5,108,767

Cash and cash equivalents in the consolidated statement of financial position	6,916,408	5,112,010

i.	Cash deposits with a related party were cash deposits at Sinopec Finance Company Limited (“Sinopec Finance”).

(b)	Cash generated from operations
Reconciliation of profit before taxation to cash generated from operations

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Profit before taxation	2,656,128	590,778	2,721,086
Adjustments items:
Interest income from time deposits with maturity more than 3 months	(398,176)	(339,505)	(424,696)
Share of profit of investments accounted for using the equity method	(972,593)	(724,740)	(874,285)
Losses on disposal of subsidiary	60,951	—	—
Net losses/(gains) on foreign exchange option contracts and commodity swaps contracts not qualifying as hedges	12,315	376	(18,846)
Gains from structured deposits	(85,444)	(114,283)	(97,921)
Losses on sale of FVOCI	19,513	9,513	4,685
Interest expense	53,784	64,169	94,186
Foreign exchange (gains)/losses	(18,571)	5,514	1,861
Depreciation of property, plant and equipment	1,507,804	1,553,039	1,621,459
Depreciation of investment property	14,694	15,184	15,325
Depreciation of right-of-use assets	101,998	32,653	34,307
Amortization of other non-current assets	214,292	226,263	294,617
Impairment loss on property, plant and equipment	486	87,570	587,622
Impairment loss on investment accounted for using the equity method	—	—	28,392
(Gains)/ l osses on disposal of property, plant and equipment and other long-term assets-net	(158,551)	1,212	(48,671)

Profit on operation before change of working capital	3,008,630	1,407,743	3,939,121
Decrease/(increase) in inventories	1,366,441	2,865,687	(2,034,779)
(Increase) / decrease in operation receivables	(92,354)	308,333	49,586
Decrease in operation payables	(487,877)	(1,008,800)	(70,235)
Increase/(decrease) in balances to related parties – net	1,860,836	(1,577,876)	2,527,960

Cash generated from operations	5,655,676	1,995,087	4,411,653

(c)	Reconciliation of liabilities arising from financing activities

	Borrowings	Lease liabilities	Short-term bonds	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at 31 December 2019 and 1 January 2020	1,547,600	22,043	—	1,569,643

Changes from financing cash flows:
Proceeds from borrowings	3,458,100	—	—	3,458,100
Proceeds from short-term bonds	—	—	2,998,469	2,998,469
Repayments of borrowings	(3,460,556)	—	—	(3,460,556)
Principal elements of lease payments	—	(15,586)	—	(15,586)

Total changes from financing cash flows	(2,456)	(15,586)	2,998,469	2,980,427

Other changes:
Addition of lease liabilities	—	6,014	—	6,014
Foreign exchange movements	2,856	—	—	2,856
Issuance costs on short-term bonds	—	—	1,531	1,531
Interest expense	—	—	17,811	17,811

Total other changes	2,856	6,014	19,342	28,212

As at 31 December 2020 and 1 January 2021	1,548,000	12,471	3,017,811	4,578,282

Changes from financing cash flows:
Proceeds from new bank loans	14,163,132	—	—	14,163,132
Repayment of bank loans	(13,451,332)	—	—	(13,451,332)
Proceeds from short-term bonds	—	—	5,998,899	5,998,899
Repayments of short-term bonds	—	—	(9,000,000)	(9,000,000)
Principal elements of lease payments	—	(17,544)	—	(17,544)

Total changes from financing cash flows	711,800	(17,544)	(3,001,101)	(2,306,845)

Other changes:
Addition of lease liabilities	—	9,686	—	9,686
Issuance costs on short-term bonds	—	—	1,101	1,101
Interest expense	—	—	28,340	28,340
Others	—	—	(46,151)	(46,151)

Total other changes	—	9,686	(16,710)	(7,024)

As at 31 December 2021	2,259,800	4,613	—	2,264,413

(d)	Total cash outflow for leases
Amounts included in the cash flow statement for leases comprise the following:

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Within operating cash flows	(5,317)	(4,618)	(6,938)
Within financing cash flows	(89,124)	(15,586)	(17,544)

	(94,441)	(20,204)	(24,482)

These amounts relate to the following:

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Lease rentals paid	(94,441)	(20,204)	(24,482)